OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	April 30, 2013
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . 5.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05550

The Alger Portfolios
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

ITEM 1.  Schedule of Investments.

THE ALGER PORTFOLIOS  |  ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2012

	SHARES	VALUE
COMMON STOCKS—98.2%
ADVERTISING—0.5%
Focus Media Holding Ltd.#	76,691	$1,794,569

AEROSPACE & DEFENSE—3.3%
Boeing Co., /The	7,900	549,998
General Dynamics Corp.	30,400	2,010,048
Honeywell International, Inc.	100,400	5,998,900
Precision Castparts Corp.	10,500	1,715,070
United Technologies Corp.	26,900	2,106,001
		12,380,017
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	34,700	2,483,479

APPAREL ACCESSORIES & LUXURY GOODS—1.8%
PVH Corp.	26,000	2,436,720
Ralph Lauren Corp.	27,400	4,143,702
		6,580,422
APPAREL RETAIL—0.3%
Limited Brands, Inc.	15,200	748,752
VF Corp.	2,400	382,464
		1,131,216
APPLICATION SOFTWARE—2.4%
Cadence Design Systems, Inc. *	289,800	3,728,277
Citrix Systems, Inc. *	25,800	1,975,506
Salesforce.com, Inc. *	20,600	3,145,414
		8,849,197
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Affiliated Managers Group, Inc. *	10,700	1,316,100
Blackstone Group LP	125,200	1,787,856
		3,103,956
AUTO PARTS & EQUIPMENT—0.7%
Delphi Automotive PLC *	36,800	1,140,800
TRW Automotive Holdings Corp. *	7,900	345,309
WABCO Holdings, Inc. *	22,338	1,288,232
		2,774,341
AUTO RENTAL—0.2%
Hertz Global Holdings, Inc.*	41,400	568,422

BIOTECHNOLOGY—1.2%
Gilead Sciences, Inc. *	35,800	2,374,614
Merrimack Pharmaceuticals, Inc. *	78,355	734,970
United Therapeutics Corp. *	16,985	949,122
Vertex Pharmaceuticals, Inc. *	8,200	458,790
		4,517,496
BROADCASTING & CABLE TV—0.9%
CBS Corp., Cl. B	63,600	2,310,588
Scripps Networks Interactive, Inc.	19,100	1,169,493
		3,480,081
CABLE & SATELLITE—1.3%
Sirius XM Radio, Inc. *	1,033,400	2,686,840
Time Warner Cable, Inc.	22,000	2,091,320
		4,778,160
CASINOS & GAMING—0.8%
Las Vegas Sands Corp.	65,000	3,014,050

COMMUNICATIONS EQUIPMENT—2.9%
Cisco Systems, Inc.	139,300	2,659,237
F5 Networks, Inc. *	19,600	2,052,120
QUALCOMM, Inc.	98,300	6,142,767
		10,854,124
COMPUTER HARDWARE—8.3%
Apple, Inc.	46,200	30,827,411

COMPUTER STORAGE & PERIPHERALS—1.0%
EMC Corp.*	136,600	3,725,082

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CONSTRUCTION & ENGINEERING—1.1%
KBR, Inc.	78,300	$2,334,906
Quanta Services, Inc. *	68,100	1,682,070
		4,016,976
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.4%
Caterpillar, Inc.	18,622	1,602,237
Cummins, Inc.	6,000	553,260
Joy Global, Inc.	13,000	728,780
Volvo AB #	156,200	2,203,982
		5,088,259
CONSUMER FINANCE—1.7%
Capital One Financial Corp.	109,000	6,214,090

DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Mastercard, Inc.	9,100	4,108,468

DIVERSIFIED BANKS—0.8%
Wells Fargo & Co.	82,600	2,852,178

DIVERSIFIED CHEMICALS—1.0%
Eastman Chemical Co.	29,500	1,681,795
PPG Industries, Inc.	16,300	1,871,892
		3,553,687
DIVERSIFIED METALS & MINING—0.5%
Freeport-McMoRan Copper & Gold, Inc.	43,800	1,733,604

DRUG RETAIL—1.4%
CVS Caremark Corp.	108,400	5,248,728

ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Cooper Industries PLC, CL. A	45,200	3,392,712

ELECTRONIC MANUFACTURING SERVICES—0.4%
IPG Photonics Corp.*	23,400	1,340,820

FERTILIZERS & AGRICULTURAL CHEMICALS—0.2%
CF Industries Holdings, Inc.	3,600	800,064

FOOTWEAR—0.5%
NIKE, Inc., Cl. B	19,000	1,803,290

GENERAL MERCHANDISE STORES—1.8%
Dollar General Corp. *	109,700	5,653,938
Target Corp.	18,000	1,142,460
		6,796,398
HEALTH CARE EQUIPMENT—1.4%
Covidien PLC	66,600	3,957,372
Insulet Corp. *	51,400	1,109,212
		5,066,584
HEALTH CARE FACILITIES—0.5%
Universal Health Services, Inc., Cl. B	42,300	1,934,379

HEALTH CARE SERVICES—2.2%
Express Scripts, Inc.*	128,500	8,053,095

HOME IMPROVEMENT RETAIL—1.2%
Lowe’s Companies, Inc.	151,800	4,590,432

HOTELS RESORTS & CRUISE LINES—1.6%
Gaylord Entertainment Co. *	75,600	2,988,468
Royal Caribbean Cruises Ltd.	69,500	2,099,595
Wyndham Worldwide Corporation	14,000	734,720
		5,822,783
HOUSEHOLD PRODUCTS—0.9%
Procter & Gamble Co., /The	50,800	3,523,488

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.1%
Towers Watson & Co.	4,800	254,640

INDUSTRIAL CONGLOMERATES—1.2%
Tyco International Ltd.	78,000	4,388,280

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INDUSTRIAL MACHINERY—1.4%
Stanley Black & Decker, Inc.	69,100	$5,268,875

INTEGRATED TELECOMMUNICATION SERVICES—1.2%
Verizon Communications, Inc.	101,300	4,616,241

INTERNET RETAIL—2.9%
Amazon.com, Inc. *	39,170	9,961,714
priceline.com, Inc. *	900	556,857
		10,518,571
INTERNET SOFTWARE & SERVICES—6.7%
eBay, Inc. *	131,900	6,385,279
Equinix, Inc. *	12,700	2,616,835
Facebook, Inc. *	59,600	1,290,340
Google, Inc., Cl. A *	14,600	11,015,700
Sina Corp. *	45,700	2,955,876
VistaPrint NV *	14,200	484,930
		24,748,960
INVESTMENT BANKING & BROKERAGE—0.6%
Morgan Stanley	140,200	2,346,948

IT CONSULTING & OTHER SERVICES—4.2%
Accenture Ltd.	27,400	1,918,822
Cognizant Technology Solutions Corp., Cl. A *	34,000	2,377,280
International Business Machines Corp.	54,500	11,306,025
		15,602,127
LEISURE PRODUCTS—0.6%
Michael Kors Holdings Ltd.*	39,100	2,079,338

LIFE & HEALTH INSURANCE—0.8%
Prudential Financial, Inc.	54,400	2,965,344

LIFE SCIENCES TOOLS & SERVICES—0.4%
Thermo Fisher Scientific, Inc.	23,600	1,388,388

MANAGED HEALTH CARE—1.6%
UnitedHealth Group, Inc.	105,900	5,867,919

MORTGAGE REITS—2.1%
American Capital Agency Corp.	163,700	5,662,383
Two Harbors Investment Corp.	182,700	2,146,725
		7,809,108
MOVIES & ENTERTAINMENT—2.1%
News Corp., Cl. A	213,400	5,234,702
Viacom, Inc., Cl. B	44,400	2,379,396
		7,614,098
MULTI-LINE INSURANCE—0.5%
American International Group Inc*	58,200	1,908,378

OIL & GAS DRILLING—0.3%
Rowan Cos Plc*	27,600	932,052

OIL & GAS EQUIPMENT & SERVICES—1.7%
Halliburton Company	109,400	3,685,686
National Oilwell Varco, Inc.	13,600	1,089,496
Weatherford International Ltd. *	113,100	1,434,108
		6,209,290
OIL & GAS EXPLORATION & PRODUCTION—2.1%
Anadarko Petroleum Corp.	69,700	4,873,424
Denbury Resources, Inc. *	101,800	1,645,088
Pioneer Natural Resources Co.	15,600	1,628,640
		8,147,152
OTHER DIVERSIFIED FINANCIAL SERVICES—0.2%
JPMorgan Chase & Co.	19,341	782,924

PAPER PRODUCTS—0.3%
International Paper Co.	26,300	955,216

PHARMACEUTICALS—4.5%
Bristol-Myers Squibb Co.	92,800	3,132,000

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PHARMACEUTICALS—(CONT.)
Eli Lilly & Co.	44,400	$2,105,004
Johnson & Johnson	55,300	3,810,723
Pfizer, Inc.	265,800	6,605,130
Sanofi #	31,300	1,347,778
		17,000,635
RAILROADS—1.1%
CSX Corp.	162,500	3,371,875
Union Pacific Corp.	7,300	866,510
		4,238,385
RESEARCH & CONSULTING SERVICES—0.3%
Verisk Analytics, Inc., Cl. A*	26,100	1,242,621

RESIDENTIAL REITS—0.7%
American Campus Communities, Inc.	16,100	706,468
Home Properties, Inc.	30,566	1,872,779
		2,579,247
RESTAURANTS—1.7%
McDonald’s Corp.	39,400	3,614,950
Starbucks Corp.	55,500	2,816,625
		6,431,575
SEMICONDUCTOR EQUIPMENT—1.4%
ASML Holding NV #	49,300	2,646,424
Lam Research Corp. *	79,400	2,523,729
		5,170,153
SEMICONDUCTORS—1.0%
Avago Technologies Ltd.	32,800	1,143,572
Broadcom Corp., Cl. A	52,300	1,808,534
Skyworks Solutions, Inc. *	31,100	732,872
		3,684,978
SOFT DRINKS—2.8%
Coca-Cola Co., /The	130,400	4,946,072
PepsiCo, Inc.	72,600	5,137,902
		10,083,974
SPECIALIZED FINANCE—0.5%
IntercontinentalExchange, Inc.*	14,800	1,974,468

SPECIALTY CHEMICALS—1.3%
Celanese Corp.	36,700	1,391,297
LyondellBasell Industries NV	37,300	1,926,918
Rockwood Holdings, Inc.	41,000	1,910,600
		5,228,815
SPECIALTY STORES—0.3%
Dick’s Sporting Goods, Inc.	24,500	1,270,325

TOBACCO—1.9%
Philip Morris International, Inc.	78,400	7,051,296

TRADING COMPANIES & DISTRIBUTORS—0.7%
United Rentals, Inc. *	46,600	1,524,286
WESCO International, Inc. *	21,600	1,235,520
		2,759,806
WIRELESS TELECOMMUNICATION SERVICES—1.2%
SBA Communications Corp. *	30,930	1,945,497
Vodafone Group PLC #	87,700	2,499,012
		4,444,509
TOTAL COMMON STOCKS
(Cost $330,879,798)		364,366,694

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP —0.3%
ASSET MANAGEMENT & CUSTODY BANKS—0.3%
Carlyle Group LP, /The	49,400	$1,296,256

TOTAL MASTER LIMITED PARTNERSHIP
(Cost $1,087,341)		1,296,256

Total Investments
(Cost $331,967,139)(a)	98.5%	365,662,950
Other Assets in Excess of Liabilities	1.5	5,552,079

NET ASSETS	100.0%	$371,215,029

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $334,428,263, amounted to $31,234,687 which consisted of aggregate gross unrealized appreciation of $40,796,465 and aggregate gross unrealized depreciation of $9,561,778.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2012

	SHARES	VALUE
COMMON STOCKS—96.7%
AEROSPACE & DEFENSE—3.9%
Boeing Co., /The	40,150	$2,795,243
Precision Castparts Corp.	35,700	5,831,238
United Technologies Corp.	40,100	3,139,429
		11,765,910
AIR FREIGHT & LOGISTICS—0.6%
United Parcel Service, Inc., Cl. B	28,000	2,003,960

APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Ralph Lauren Corp.	10,500	1,587,915

APPAREL RETAIL—1.4%
Inditex SA	15,400	1,912,434
Limited Brands, Inc.	48,800	2,403,888
		4,316,322
APPLICATION SOFTWARE—3.4%
Citrix Systems, Inc. *	29,000	2,220,530
Informatica Corp. *	74,300	2,586,383
Intuit, Inc.	50,100	2,949,888
Salesforce.com, Inc. *	17,300	2,641,537
		10,398,338
AUTO PARTS & EQUIPMENT—1.0%
Delphi Automotive PLC*	99,800	3,093,800

BROADCASTING & CABLE TV—2.0%
CBS Corp., Cl. B	100,300	3,643,899
Discovery Communications, Inc., Series A *	43,900	2,617,757
		6,261,656
COMMUNICATIONS EQUIPMENT—4.0%
Cisco Systems, Inc.	249,050	4,754,365
QUALCOMM, Inc.	124,390	7,773,131
		12,527,496
COMPUTER HARDWARE—11.6%
Apple, Inc.	46,150	30,794,049
Teradata Corp. *	68,100	5,135,421
		35,929,470
COMPUTER STORAGE & PERIPHERALS—1.6%
EMC Corp.*	180,300	4,916,781

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.9%
Deere & Co.	37,400	3,085,126
Joy Global, Inc.	48,500	2,718,910
Volvo AB #	226,800	3,200,148
		9,004,184
CONSUMER FINANCE—1.8%
American Express Co.	32,500	1,847,950
Capital One Financial Corp.	69,600	3,967,896
		5,815,846
DATA PROCESSING & OUTSOURCED SERVICES—1.5%
Mastercard, Inc.	10,400	4,695,392

ENVIRONMENTAL & FACILITIES SERVICES—1.2%
Stericycle, Inc.*	40,200	3,638,904

FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
CF Industries Holdings, Inc.	7,800	1,733,472

GENERAL MERCHANDISE STORES—3.4%
Dollar General Corp. *	110,000	5,669,400
Target Corp.	78,900	5,007,783
		10,677,183
HEALTH CARE DISTRIBUTORS—2.0%
AmerisourceBergen Corp., Cl. A	81,800	3,166,478
Cardinal Health, Inc.	78,100	3,043,557
		6,210,035
HEALTH CARE EQUIPMENT—1.1%
Covidien PLC	54,900	3,262,158

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE FACILITIES—1.1%
HCA Holdings, Inc.	105,200	$3,497,900

HEALTH CARE SERVICES—2.5%
Express Scripts, Inc.*	124,800	7,821,216

HOMEBUILDING—1.3%
Lennar Corp., Cl. A	115,600	4,019,412

HOUSEHOLD PRODUCTS—1.0%
Procter & Gamble Co., /The	42,650	2,958,204

INDUSTRIAL MACHINERY—1.7%
Pall Corp.	85,200	5,409,348

INTEGRATED TELECOMMUNICATION SERVICES—2.1%
Verizon Communications, Inc.	140,400	6,398,028

INTERNET RETAIL—2.5%
Amazon.com, Inc.*	30,200	7,680,464

INTERNET SOFTWARE & SERVICES—5.5%
eBay, Inc. *	126,800	6,138,388
Google, Inc., Cl. A *	14,400	10,864,800
		17,003,188
IT CONSULTING & OTHER SERVICES—3.8%
Cognizant Technology Solutions Corp., Cl. A *	33,800	2,363,296
International Business Machines Corp.	45,000	9,335,250
		11,698,546
LEISURE PRODUCTS—0.9%
Coach, Inc.	49,500	2,772,990

LIFE & HEALTH INSURANCE—1.0%
Prudential Financial, Inc.	54,300	2,959,893

MANAGED HEALTH CARE—1.0%
Cigna Corp.	35,300	1,665,101
UnitedHealth Group, Inc.	26,000	1,440,660
		3,105,761
MOTORCYCLE MANUFACTURERS—0.9%
Harley-Davidson, Inc.	65,200	2,762,524

MOVIES & ENTERTAINMENT—2.1%
News Corp., Cl. A	131,900	3,235,507
Walt Disney Co., /The	62,400	3,262,272
		6,497,779
OIL & GAS EQUIPMENT & SERVICES—2.6%
Cameron International Corp. *	58,900	3,302,523
Halliburton Company	88,500	2,981,565
National Oilwell Varco, Inc.	22,300	1,786,453
		8,070,541
OIL & GAS EXPLORATION & PRODUCTION—2.7%
Anadarko Petroleum Corp.	65,100	4,551,792
Pioneer Natural Resources Co.	36,300	3,789,720
		8,341,512
OIL & GAS REFINING & MARKETING—0.3%
Phillips 66	23,400	1,085,058

PAPER PRODUCTS—0.3%
International Paper Co.	22,800	828,096

PHARMACEUTICALS—6.8%
Bristol-Myers Squibb Co.	89,200	3,010,500
Eli Lilly & Co.	71,700	3,399,297
Johnson & Johnson	88,600	6,105,426
Pfizer, Inc.	186,900	4,644,465
Watson Pharmaceuticals, Inc. *	46,000	3,917,360
		21,077,048
RAILROADS—1.1%
CSX Corp.	170,000	3,527,500

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESEARCH & CONSULTING SERVICES—0.8%
Verisk Analytics, Inc., Cl. A*	51,300	$2,442,393

RESIDENTIAL REITS—1.6%
American Campus Communities, Inc.	32,900	1,443,652
AvalonBay Communities, Inc.	15,200	2,067,048
Camden Property Trust	21,200	1,367,188
		4,877,888
RESTAURANTS—1.6%
Starbucks Corp.	41,700	2,116,275
Yum! Brands, Inc.	45,000	2,985,300
		5,101,575
SEMICONDUCTOR EQUIPMENT—2.4%
ASML Holding NV#	137,300	7,370,264

SEMICONDUCTORS—1.0%
Broadcom Corp., Cl. A	93,600	3,236,688

SOFT DRINKS—1.4%
PepsiCo, Inc.	64,400	4,557,588

SPECIALIZED FINANCE—0.8%
IntercontinentalExchange, Inc.*	19,100	2,548,131

SPECIALIZED REITS—1.0%
American Tower Corp., Cl. A	42,000	2,998,380

SPECIALTY CHEMICALS—0.5%
Celanese Corp.	42,300	1,603,593

TOTAL COMMON STOCKS
(Cost $264,231,485)		300,090,330

MASTER LIMITED PARTNERSHIP —0.8%
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
KKR & Co., LP	159,400	2,408,534

TOTAL MASTER LIMITED PARTNERSHIP
(Cost $2,301,577)		2,408,534

Total Investments
(Cost $266,533,062)(a)	97.5%	302,498,864
Other Assets in Excess of Liabilities	2.5	7,837,577

NET ASSETS	100.0%	$310,336,441

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $266,824,198, amounted to $35,674,666 which consisted of aggregate gross unrealized appreciation of $43,138,630 and aggregate gross unrealized depreciation of $7,463,964.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2012

	SHARES	VALUE
COMMON STOCKS—90.5%
AEROSPACE & DEFENSE—1.6%
Triumph Group, Inc.	35,500	$2,219,815

AIRLINES—0.5%
Delta Air Lines, Inc.*	80,300	735,548

ALTERNATIVE CARRIERS—0.8%
TW Telecom, Inc.*	41,200	1,074,084

APPAREL ACCESSORIES & LUXURY GOODS—1.4%
Ralph Lauren Corp.	13,000	1,965,990

APPAREL RETAIL—2.3%
Limited Brands, Inc.	34,000	1,674,840
Ross Stores, Inc.	9,200	594,320
Urban Outfitters, Inc. *	23,600	886,416
		3,155,576
APPLICATION SOFTWARE—4.3%
Cadence Design Systems, Inc. *	100,100	1,287,787
Citrix Systems, Inc. *	28,400	2,174,587
Informatica Corp. *	40,400	1,406,324
QLIK Technologies, Inc. *	41,800	936,738
Tangoe, Inc. *	31,700	416,221
		6,221,657
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
Affiliated Managers Group, Inc.*	6,700	824,100

AUTO PARTS & EQUIPMENT—1.0%
Delphi Automotive PLC*	45,600	1,413,600

AUTOMOTIVE RETAIL—0.5%
O’Reilly Automotive, Inc.*	7,900	660,598

BIOTECHNOLOGY—4.9%
Alexion Pharmaceuticals, Inc. *	10,300	1,178,320
Idenix Pharmaceuticals, Inc. *	90,153	411,999
Incyte Corp., Ltd. *	19,333	348,961
Medivation, Inc. *	11,200	631,232
Merrimack Pharmaceuticals, Inc. *	320,000	3,001,600
Vertex Pharmaceuticals, Inc. *	25,500	1,426,725
		6,998,837
BROADCASTING & CABLE TV—2.4%
CBS Corp., Cl. B	56,100	2,038,113
Discovery Communications, Inc., Series C *	12,300	689,292
Scripps Networks Interactive, Inc.	12,300	753,129
		3,480,534
CABLE & SATELLITE—1.3%
Charter Communications, Inc. *	14,000	1,050,980
Sirius XM Radio, Inc. *	320,300	832,780
		1,883,760
CHEMICALS—0.1%
Metabolix, Inc.*	65,183	108,856

COMMUNICATIONS EQUIPMENT—2.8%
Ciena Corp. *	30,400	413,440
F5 Networks, Inc. *	16,000	1,675,200
JDS Uniphase Corp. *	58,100	719,569
Motorola Solutions, Inc.	21,000	1,061,550
		3,869,759
COMPUTER HARDWARE—0.8%
Teradata Corp.*	14,900	1,123,609

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Joy Global, Inc.	13,900	779,234

DISTILLERS & VINTNERS—1.8%
Beam, Inc.	44,400	2,554,776

DISTRIBUTORS—0.8%
LKQ Corp.*	59,400	1,098,900

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED CHEMICALS—1.9%
Eastman Chemical Co.	13,550	$772,486
PPG Industries, Inc.	16,100	1,848,923
		2,621,409
ELECTRIC UTILITIES—1.0%
ITC Holdings Corp.	18,700	1,413,346

ELECTRONIC MANUFACTURING SERVICES—0.5%
Trimble Navigation Ltd.*	13,900	662,474

ENVIRONMENTAL & FACILITIES SERVICES—2.0%
Stericycle, Inc. *	23,300	2,109,116
Tetra Tech, Inc. *	26,500	695,890
		2,805,006
FERTILIZERS & AGRICULTURAL CHEMICALS—0.6%
CF Industries Holdings, Inc.	4,100	911,184

FOOD RETAIL—1.6%
Fresh Market, Inc., /The*	37,044	2,221,899

GENERAL MERCHANDISE STORES—2.7%
Dollar General Corp. *	54,700	2,819,238
Family Dollar Stores, Inc.	16,400	1,087,320
		3,906,558
HEALTH CARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	17,500	681,975

HEALTH CARE FACILITIES—0.6%
Tenet Healthcare Corporation*	131,500	824,505

HEALTH CARE SERVICES—0.9%
Catamaran Corp.*	12,806	1,254,604

HEALTH CARE TECHNOLOGY—0.8%
Cerner Corp.*	14,100	1,091,481

HOMEBUILDING—2.0%
Lennar Corp., Cl. A	44,100	1,533,357
Standard Pacific Corp. *	178,300	1,205,308
		2,738,665
HOTELS RESORTS & CRUISE LINES—2.4%
Marriott International, Inc., Cl. A	34,700	1,356,770
Royal Caribbean Cruises Ltd.	24,100	728,061
Wyndham Worldwide Corporation	26,700	1,401,216
		3,486,047
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.2%
Robert Half International, Inc.	61,400	1,635,082

INDUSTRIAL GASES—0.5%
Airgas, Inc.	8,300	683,090

INDUSTRIAL MACHINERY—2.5%
Pall Corp.	33,100	2,101,519
SPX Corp.	21,100	1,380,151
		3,481,670
INTERNET SOFTWARE & SERVICES—1.6%
Equinix, Inc. *	3,300	679,965
OpenTable, Inc. *	27,272	1,134,515
Yelp, Inc. *	15,000	405,750
		2,220,230
LEISURE PRODUCTS—1.5%
Fifth & Pacific Cos, Inc. *	92,210	1,178,444
Michael Kors Holdings Ltd. *	16,160	859,389
		2,037,833
LIFE & HEALTH INSURANCE—1.1%
Lincoln National Corp.	62,400	1,509,456

LIFE SCIENCES TOOLS & SERVICES—0.6%
Illumina, Inc.*	16,700	804,940

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MANAGED HEALTH CARE—1.0%
Cigna Corp.	14,900	$702,833
WellCare Health Plans, Inc. *	11,900	672,945
		1,375,778
METAL & GLASS CONTAINERS—0.5%
Crown Holdings, Inc.*	19,000	698,250

MORTGAGE REITS—0.5%
American Capital Agency Corp.	19,900	688,341

MOTORCYCLE MANUFACTURERS—0.5%
Harley-Davidson, Inc.	16,500	699,105

OIL & GAS DRILLING—0.4%
Ensco PLC	9,300	507,408

OIL & GAS EQUIPMENT & SERVICES—2.2%
Cameron International Corp. *,^	22,400	1,255,968
Core Laboratories NV	5,400	655,992
Superior Energy Services, Inc. *	59,600	1,222,992
		3,134,952
OIL & GAS EXPLORATION & PRODUCTION—3.4%
Cabot Oil & Gas Corp. ^	13,500	606,150
Denbury Resources, Inc. *,^	123,900	2,002,224
Pioneer Natural Resources Co.	20,800	2,171,520
		4,779,894
OIL & GAS REFINING & MARKETING—0.4%
Valero Energy Corp.	16,800	532,224

PACKAGED FOODS & MEATS—1.5%
ConAgra Foods, Inc.	25,100	692,509
Hershey Co., /The	19,000	1,346,910
		2,039,419
PAPER PRODUCTS—0.8%
International Paper Co.	29,900	1,085,968

PHARMACEUTICALS—2.4%
Questcor Pharmaceuticals, Inc. *	28,800	532,800
Salix Pharmaceuticals Ltd. *	16,600	702,844
Warner Chilcott PLC, Cl. A	74,700	1,008,450
Watson Pharmaceuticals, Inc. *	13,800	1,175,208
		3,419,302
RAILROADS—0.8%
Kansas City Southern^	14,500	1,098,810

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
BR Malls Participacoes SA	62,300	865,086
BR Properties SA	59,800	780,224
		1,645,310
REAL ESTATE SERVICES—1.2%
Jones Lang LaSalle, Inc.	21,400	1,633,890

REGIONAL BANKS—0.5%
SVB Financial Group*	11,700	707,382

RESEARCH & CONSULTING SERVICES—1.4%
CoStar Group, Inc. *	13,100	1,068,174
Verisk Analytics, Inc., Cl. A *	20,100	956,961
		2,025,135
RESIDENTIAL REITS—2.0%
American Campus Communities, Inc.	15,100	662,588
AvalonBay Communities, Inc.	7,000	951,930
Camden Property Trust	19,700	1,270,453
		2,884,971
RESTAURANTS—1.1%
Brinker International, Inc.	11,300	398,890
Chipotle Mexican Grill, Inc. *	3,400	1,079,636
		1,478,526

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTOR EQUIPMENT—0.8%
Lam Research Corp.*	34,800	$1,106,118

SEMICONDUCTORS—3.0%
Avago Technologies Ltd.	40,300	1,405,060
Skyworks Solutions, Inc. *	70,900	1,670,758
Xilinx, Inc.	34,100	1,139,281
		4,215,099
SPECIALIZED FINANCE—1.6%
IntercontinentalExchange, Inc. *	5,000	667,050
Moody’s Corp.	34,800	1,537,116
		2,204,166
SPECIALIZED REITS—0.5%
Extra Space Storage, Inc.	21,700	721,525

SPECIALTY CHEMICALS—1.2%
Rockwood Holdings, Inc.	37,300	1,738,180

SPECIALTY STORES—0.6%
Dick’s Sporting Goods, Inc.	16,100	834,785

SYSTEMS SOFTWARE—3.2%
Check Point Software Technologies Ltd. *	15,200	732,032
CommVault Systems, Inc. *	24,100	1,414,670
Fortinet, Inc. *	32,100	774,894
Red Hat, Inc. *	26,800	1,525,992
		4,447,588
TRADING COMPANIES & DISTRIBUTORS—1.0%
WW Grainger, Inc.	6,900	1,437,753

WIRELESS TELECOMMUNICATION SERVICES—1.8%
SBA Communications Corp.*	41,700	2,622,930

TOTAL COMMON STOCKS
(Cost $121,427,835)		126,923,496

MASTER LIMITED PARTNERSHIP —1.3%
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
KKR & Co., LP	79,200	1,196,712

INVESTMENT BANKING & BROKERAGE—0.5%
Apollo Global Management LLC	48,900	716,874

TOTAL MASTER LIMITED PARTNERSHIP
(Cost $2,032,189)		1,913,586

	CONTRACTS
PURCHASED OPTIONS—0.2%
PUT OPTIONS—0.2%
iShares Russell 2000 Index Fund/ October/ 84*
(Cost $185,360)	1,345	216,545

CALL OPTIONS—0.0%
SPDR S&P 500 ETF Trust/ October/ 150*
(Cost $2,195)	45	540

TOTAL PURCHASED OPTIONS
(Cost $187,555)		217,085

Total Investments
(Cost $123,647,579)(a)	92.0%	129,054,167
Other Assets in Excess of Liabilities	8.0	11,176,979

NET ASSETS	100.0%	$140,231,146

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

^	All or a portion of this security has been pledged as collateral for written call options.
*	Non-income producing security.

(a)

At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $125,160,466, amounted to $3,893,701 which consisted of aggregate gross unrealized appreciation of $10,507,404 and aggregate gross unrealized depreciation of $6,613,703.

See Notes to Financial Statements.

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Cabot Oil & Gas Corp./ October/ 43	45	4,500	$3,600
Cabot Oil & Gas Corp./ October/ 44	22	2,200	2,530
Cabot Oil & Gas Corp./ October/ 45	90	9,000	17,100
Cameron International Corp./ October/ 60	23	2,300	9,430
Denbury Resources, Inc./ October/ 17	67	6,700	7,035
TOTAL PUT OPTIONS WRITTEN
(Premiums Received $39,603)			39,695
CALL OPTIONS WRITTEN
Cabot Oil & Gas Corp./ October/ 43	45	4,500	10,800
Cabot Oil & Gas Corp./ October/ 44	22	2,200	4,400
Cabot Oil & Gas Corp./ October/ 45	22	2,200	2,970
Cameron International Corp./ October/ 55	23	2,300	5,106
Denbury Resources, Inc./ October/ 16	112	11,200	8,400
Denbury Resources, Inc./ October/ 17	67	6,700	2,010
Kansas City Southern/ October/ 75	23	2,300	5,750
SPDR S&P 500 ETF Trust/ October/ 140	45	4,500	21,600
TOTAL CALL OPTIONS WRITTEN
(Premiums Received $76,392)			61,036
TOTAL OPTIONS WRITTEN
(Premiums Received $115,995)			$100,731

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMID CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2012

	SHARES	VALUE
COMMON STOCKS—96.3%
AEROSPACE & DEFENSE—2.2%
Spirit Aerosystems Holdings, Inc., Cl. A *	28,140	$624,989
Triumph Group, Inc.	11,330	708,465
		1,333,454
AIRLINES—0.8%
Alaska Air Group, Inc. *	5,725	200,719
US Airways Group, Inc. *	26,880	281,164
		481,883
ALTERNATIVE CARRIERS—0.5%
TW Telecom, Inc.*	12,885	335,912

APPAREL ACCESSORIES & LUXURY GOODS—1.1%
PVH Corp.	7,040	659,789

APPAREL RETAIL—3.2%
ANN, Inc. *	19,825	747,996
Ascena Retail Group, Inc. *	23,560	505,362
Children’s Place Retail Stores, Inc., /The *	11,190	671,400
		1,924,758
APPLICATION SOFTWARE—4.5%
Cadence Design Systems, Inc. *	58,640	754,403
Concur Technologies, Inc. *	8,285	610,853
Informatica Corp. *	11,690	406,929
Nice Systems Ltd. #*	13,565	450,629
QLIK Technologies, Inc. *	23,135	518,455
		2,741,269
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Affiliated Managers Group, Inc.*	5,640	693,720

AUTO PARTS & EQUIPMENT—1.2%
Dana Holding Corp.	30,361	373,440
WABCO Holdings, Inc. *	6,495	374,567
		748,007
BIOTECHNOLOGY—5.9%
Acorda Therapeutics, Inc. *	9,925	254,179
Alkermes PLC *	21,810	452,557
Cepheid, Inc. *	8,570	295,751
Cubist Pharmaceuticals, Inc. *	4,790	228,387
Incyte Corp., Ltd. *	14,505	261,815
Medivation, Inc. *	7,680	432,844
Onyx Pharmaceuticals, Inc. *	3,125	264,063
Optimer Pharmaceuticals, Inc. *	19,731	278,602
Pharmacyclics, Inc. *	5,645	364,103
Seattle Genetics, Inc. *	8,330	224,494
Theravance, Inc. *	12,425	321,932
United Therapeutics Corp. *	3,255	181,889
		3,560,616
BUILDING PRODUCTS—1.5%
AO Smith Corp.	7,220	415,439
Armstrong World Industries, Inc.	11,095	514,475
		929,914
COMMUNICATIONS EQUIPMENT—1.7%
Ciena Corp. *	27,025	367,540
Finisar Corp. *	25,305	361,862
JDS Uniphase Corp. *	27,790	344,179
		1,073,581
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.8%
Lindsay Corp.	7,220	519,623

DATA PROCESSING & OUTSOURCED SERVICES—2.5%
Alliance Data Systems Corp. *	3,955	561,412
VeriFone Systems, Inc. *	10,760	299,666
Wright Express Corp. *	10,140	706,961
		1,568,039

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DISTRIBUTORS—1.0%
LKQ Corp.*	34,480	$637,880

DIVERSIFIED METALS & MINING—0.3%
Globe Specialty Metals, Inc.	11,520	175,334

ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	9,560	722,545

ELECTRONIC MANUFACTURING SERVICES—1.5%
IPG Photonics Corp. *	8,534	488,998
Trimble Navigation Ltd. *	8,650	412,259
		901,257
ENVIRONMENTAL & FACILITIES SERVICES—2.9%
Clean Harbors, Inc. *	11,090	541,747
Tetra Tech, Inc. *	25,015	656,894
Waste Connections, Inc.	19,872	601,128
		1,799,769
FOOD DISTRIBUTORS—1.2%
United Natural Foods, Inc.*	12,920	755,174

GOLD—0.4%
AuRico Gold, Inc.*	35,570	248,279

HEALTH CARE EQUIPMENT—1.9%
Sirona Dental Systems, Inc. *	7,590	432,326
Thoratec Corp. *	8,970	310,362
Volcano Corp. *	16,010	457,406
		1,200,094
HEALTH CARE FACILITIES—1.3%
Healthsouth Corp. *	12,915	310,735
Universal Health Services, Inc., Cl. B	11,095	507,374
		818,109
HEALTH CARE SERVICES—1.7%
Catamaran Corp. *	7,715	755,839
HMS Holdings Corp. *	9,400	314,242
		1,070,081
HEALTH CARE SUPPLIES—0.9%
Align Technology, Inc.*	15,190	561,574

HOTELS RESORTS & CRUISE LINES—1.8%
Gaylord Entertainment Co. *	12,625	499,066
Marriott Vacations Worldwide Corp. *	16,745	603,155
		1,102,221
HOUSEWARES & SPECIALTIES—1.7%
Jarden Corp.	10,035	530,250
Tupperware Brands Corp.	9,575	513,124
		1,043,374
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.8%
Robert Half International, Inc.	22,330	594,648
Towers Watson & Co.	10,145	538,192
		1,132,840
INDUSTRIAL MACHINERY—5.4%
Actuant Corp., Cl. A	25,855	739,971
Barnes Group, Inc.	20,735	518,582
Colfax Corp. *	17,350	636,225
Pall Corp.	9,125	579,346
SPX Corp.	8,095	529,494
Woodward Governor Co.	8,755	297,495
		3,301,113
INTERNET SOFTWARE & SERVICES—2.3%
DealerTrack Holdings, Inc. *	18,860	525,251
IAC/InterActiveCorp.	8,430	438,866
OpenTable, Inc. *	11,005	457,808
		1,421,925

	SHARES	VALUE
COMMON STOCKS—(CONT.)
IT CONSULTING & OTHER SERVICES—1.1%
Gartner, Inc.*	14,360	$661,852

LEISURE FACILITIES—1.9%
Life Time Fitness, Inc. *	11,525	527,154
Six Flags Entertainment Corp.	11,110	653,268
		1,180,422
LEISURE PRODUCTS—0.7%
Brunswick Corp.	19,785	447,735

LIFE SCIENCES TOOLS & SERVICES—0.9%
Bruker Corp. *	25,305	331,242
Covance, Inc. *	5,155	240,687
		571,929
MANAGED HEALTH CARE—0.8%
WellCare Health Plans, Inc.*	8,830	499,337

METAL & GLASS CONTAINERS—1.6%
Ball Corp.	11,760	497,565
Crown Holdings, Inc. *	13,505	496,309
		993,874
MORTGAGE REITS—1.6%
Hatteras Financial Corp.	13,825	389,727
Two Harbors Investment Corp.	53,579	629,553
		1,019,280
MOVIES & ENTERTAINMENT—0.7%
Lions Gate Entertainment Corp.*	29,975	457,718

OIL & GAS DRILLING—0.5%
Rowan Cos Plc*	8,550	288,734

OIL & GAS EQUIPMENT & SERVICES—1.5%
Oceaneering International, Inc.	2,815	155,529
Oil States International, Inc. *	5,370	426,700
Superior Energy Services, Inc. *	16,095	330,269
		912,498
OIL & GAS EXPLORATION & PRODUCTION—2.1%
Oasis Petroleum, Inc. *	10,385	306,046
Rosetta Resources, Inc. *	5,240	250,996
SM Energy Co.	8,670	469,133
WPX Energy, Inc. *	20,225	335,533
		1,361,708
PACKAGED FOODS & MEATS—2.6%
B&G Foods, Inc.	16,950	513,755
Hain Celestial Group, Inc. *	10,745	676,935
Ralcorp Holdings, Inc. *	5,535	404,055
		1,594,745
PHARMACEUTICALS—1.1%
Questcor Pharmaceuticals, Inc. *	9,600	177,600
Salix Pharmaceuticals Ltd. *	6,055	256,369
Vivus, Inc. *	14,395	256,519
		690,488
RAILROADS—1.2%
Genesee & Wyoming, Inc., Cl. A*	11,430	764,210

REAL ESTATE SERVICES—1.0%
Jones Lang LaSalle, Inc.	7,920	604,692

REGIONAL BANKS—2.0%
First Niagara Financial Group, Inc.	38,585	312,153
SVB Financial Group *	7,805	471,890
Texas Capital Bancshares, Inc. *	8,690	431,980
		1,216,023
RESIDENTIAL REITS—1.1%
Camden Property Trust	4,290	276,662
Equity Lifestyle Properties, Inc.	5,765	392,712
		669,374

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—1.0%
Dunkin’ Brands Group, Inc.	20,240	$590,907

RETAIL REITS—1.4%
Tanger Factory Outlet Centers	12,440	402,185
Taubman Centers, Inc.	6,035	463,066
		865,251
SEMICONDUCTOR EQUIPMENT—0.9%
Lam Research Corp.*	16,957	538,978

SEMICONDUCTORS—3.2%
Cypress Semiconductor Corp.	36,150	387,528
Mellanox Technologies Ltd. *	6,580	668,068
ON Semiconductor Corp. *	63,495	391,764
Skyworks Solutions, Inc. *	22,480	529,741
		1,977,101
SPECIALIZED CONSUMER SERVICES—1.1%
Sotheby’s	9,480	298,620
Weight Watchers International, Inc.	7,725	407,880
		706,500
SPECIALIZED REITS—1.4%
LaSalle Hotel Properties	14,100	376,329
Sovran Self Storage, Inc.	8,325	481,601
		857,930
SPECIALTY CHEMICALS—2.5%
Cytec Industries, Inc.	8,290	543,161
PolyOne Corp.	32,186	533,322
Rockwood Holdings, Inc.	9,765	455,049
		1,531,532
SPECIALTY STORES—1.9%
GNC Holdings, Inc.	16,525	643,979
Ulta Salon, Cosmetics & Fragrance, Inc.	5,800	558,569
		1,202,548
SYSTEMS SOFTWARE—2.8%
CommVault Systems, Inc. *	9,515	558,531
Fortinet, Inc. *	24,100	581,774
MICROS Systems, Inc. *	12,230	600,737
		1,741,042
THRIFTS & MORTGAGE FINANCE—0.5%
Northwest Bancshares, Inc.	25,360	310,153

TRADING COMPANIES & DISTRIBUTORS—1.6%
United Rentals, Inc. *	16,580	542,331
Watsco, Inc.	6,240	472,930
		1,015,261
WIRELESS TELECOMMUNICATION SERVICES—1.3%
SBA Communications Corp.*	12,670	796,943

TOTAL COMMON STOCKS (Cost $52,151,204)		59,530,899

MASTER LIMITED PARTNERSHIP —0.8%
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Och-Ziff Capital Management Group LLC, Cl. A	50,820	490,921

TOTAL MASTER LIMITED PARTNERSHIP (Cost $483,742)		490,921

Total Investments (Cost $52,634,946)(a)	97.1%	60,021,820
Other Assets in Excess of Liabilities	2.9	1,787,067

NET ASSETS	100.0%	$61,808,887

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $52,656,997, amounted to $7,364,823 which consisted of aggregate gross unrealized appreciation of $9,410,826 and aggregate gross unrealized depreciation of $2,046,003.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2012

	SHARES	VALUE
COMMON STOCKS—91.4%
AEROSPACE & DEFENSE—1.8%
Esterline Technologies Corp. *	77,550	$4,353,657
Spirit Aerosystems Holdings, Inc., Cl. A *	169,100	3,755,711
		8,109,368
AIR FREIGHT & LOGISTICS—1.0%
HUB Group, Inc., Cl. A*	148,000	4,392,640

AIRLINES—0.9%
Alaska Air Group, Inc. *	58,300	2,043,998
US Airways Group, Inc. *	173,900	1,818,994
		3,862,992
ALTERNATIVE CARRIERS—0.5%
Cogent Communications Group, Inc.	104,200	2,395,558

APPAREL RETAIL—3.4%
ANN, Inc. *	145,100	5,474,623
Children’s Place Retail Stores, Inc., /The *	76,700	4,602,000
DSW, Inc., Cl. A	81,200	5,417,664
		15,494,287
APPLICATION SOFTWARE—6.6%
Aspen Technology, Inc. *	115,500	2,985,675
BroadSoft, Inc. *	79,900	3,277,498
Cadence Design Systems, Inc. *	419,500	5,396,867
Concur Technologies, Inc. *	25,700	1,894,861
Nice Systems Ltd. #*	96,900	3,219,018
QLIK Technologies, Inc. *	191,900	4,300,479
Tangoe, Inc. *	216,100	2,837,393
Ultimate Software Group, Inc. *	51,300	5,237,730
		29,149,521
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Cohen & Steers, Inc.	98,100	2,905,722

AUTO PARTS & EQUIPMENT—1.1%
American Axle & Manufacturing Holdings, Inc. *	160,200	1,805,454
Dana Holding Corp.	234,900	2,889,270
		4,694,724
BIOTECHNOLOGY—5.4%
Acorda Therapeutics, Inc. *	82,800	2,120,508
Alkermes PLC *	115,700	2,400,775
Cepheid, Inc. *	61,400	2,118,914
Cubist Pharmaceuticals, Inc. *	47,300	2,255,264
Idenix Pharmaceuticals, Inc. *	293,300	1,340,381
Medivation, Inc. *	59,800	3,370,328
Optimer Pharmaceuticals, Inc. *	137,600	1,942,912
Pharmacyclics, Inc. *	44,300	2,857,350
Seattle Genetics, Inc. *	66,900	1,802,955
Synageva BioPharma Corp. *	29,500	1,576,185
Theravance, Inc. *	90,830	2,353,405
		24,138,977
BUILDING PRODUCTS—0.7%
AO Smith Corp.	52,000	2,992,080

COMMUNICATIONS EQUIPMENT—1.2%
Ciena Corp. *	196,100	2,666,960
Finisar Corp. *	184,700	2,641,210
		5,308,170
COMPUTER HARDWARE—1.3%
3D Systems Corp. *	81,700	2,683,845
Silicon Graphics International Corp. *	322,000	2,930,200
		5,614,045
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
Lindsay Corp.	55,700	4,008,729

DATA PROCESSING & OUTSOURCED SERVICES—1.2%
Wright Express Corp.*	75,200	5,242,944

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED METALS & MINING—0.4%
Globe Specialty Metals, Inc.	102,800	$1,564,616

ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	70,200	5,305,716

ELECTRONIC COMPONENTS—0.4%
Universal Display Corp.*	50,500	1,736,190

ELECTRONIC EQUIPMENT MANUFACTURERS—1.0%
Cognex Corp.	129,600	4,481,568

ENVIRONMENTAL & FACILITIES SERVICES—1.9%
Clean Harbors, Inc. *	72,000	3,517,200
Tetra Tech, Inc. *	191,900	5,039,294
		8,556,494
FOOD DISTRIBUTORS—1.2%
United Natural Foods, Inc.*	93,300	5,453,385

FOOD RETAIL—0.7%
Fresh Market, Inc., /The*	50,700	3,040,986

FOOTWEAR—0.7%
Wolverine World Wide, Inc.	66,700	2,959,479

HEALTH CARE EQUIPMENT—3.6%
Insulet Corp. *	191,100	4,123,938
NxStage Medical, Inc. *	196,900	2,601,049
Thoratec Corp. *	68,100	2,356,260
Volcano Corp. *	126,514	3,614,505
Wright Medical Group, Inc. *	144,200	3,188,262
		15,884,014
HEALTH CARE FACILITIES—1.6%
Healthsouth Corp. *	170,900	4,111,854
Tenet Healthcare Corporation *	485,300	3,042,831
		7,154,685
HEALTH CARE SERVICES—1.3%
Accretive Health, Inc. *	250,600	2,796,696
Team Health Holdings, Inc. *	108,400	2,940,892
		5,737,588
HEALTH CARE SUPPLIES—1.5%
Align Technology, Inc. *	97,900	3,619,363
Endologix, Inc. *	217,900	3,011,378
		6,630,741
HEALTH CARE TECHNOLOGY—0.5%
Greenway Medical Technologies*	142,900	2,443,590

HOME FURNISHINGS—0.4%
Ethan Allen Interiors, Inc.	86,200	1,889,504

HOMEFURNISHING RETAIL—1.0%
Pier 1 Imports, Inc.	240,600	4,508,844

HOTELS RESORTS & CRUISE LINES—2.4%
Gaylord Entertainment Co. *	97,500	3,854,175
Interval Leisure Group	123,800	2,343,534
Marriott Vacations Worldwide Corp. *	121,700	4,383,634
		10,581,343
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
On Assignment, Inc.*	111,400	2,219,088

INDUSTRIAL MACHINERY—3.1%
Actuant Corp., Cl. A	178,400	5,105,808
Barnes Group, Inc.	128,100	3,203,781
RBC Bearings, Inc. *	108,100	5,199,610
Woodward Governor Co.	8,300	282,034
		13,791,233
INTERNET RETAIL—0.3%
Kayak Software Corp.*	43,300	1,529,789

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—4.6%
comScore, Inc. *	252,200	$3,846,050
Cornerstone OnDemand, Inc. *	158,700	4,865,742
DealerTrack Holdings, Inc. *	165,300	4,603,605
ExactTarget, Inc. *	179,900	4,357,178
OpenTable, Inc. *	71,400	2,970,240
		20,642,815
IT CONSULTING & OTHER SERVICES—0.8%
InterXion Holding NV*	162,200	3,685,184

LEISURE FACILITIES—2.1%
Life Time Fitness, Inc. *	83,850	3,835,299
Six Flags Entertainment Corp.	92,500	5,439,000
		9,274,299
LEISURE PRODUCTS—2.2%
Brunswick Corp.	166,700	3,772,421
Fifth & Pacific Cos, Inc. *	293,600	3,752,208
Warnaco Group, Inc., /The *	46,000	2,387,400
		9,912,029
LIFE SCIENCES TOOLS & SERVICES—1.2%
Bruker Corp. *	230,500	3,017,245
PAREXEL International Corp. *	78,100	2,402,356
		5,419,601
MANAGED HEALTH CARE—0.5%
WellCare Health Plans, Inc.*	39,400	2,228,070

METAL & GLASS CONTAINERS—0.9%
Silgan Holdings, Inc.	97,200	4,229,172

MOVIES & ENTERTAINMENT—0.8%
Lions Gate Entertainment Corp.*	227,600	3,475,452

OIL & GAS EQUIPMENT & SERVICES—1.5%
Dril-Quip, Inc. *	36,395	2,616,073
Hornbeck Offshore Services, Inc. *	56,700	2,078,055
Lufkin Industries, Inc.	40,200	2,163,564
		6,857,692
OIL & GAS EXPLORATION & PRODUCTION—4.1%
Approach Resources, Inc. *	62,700	1,889,151
Berry Petroleum Co.	96,500	3,920,795
Energy XXI Bermuda Ltd.	112,600	3,935,370
Kodiak Oil & Gas Corp. *	204,600	1,915,056
Nothern Oil and Gas, Inc. *	124,100	2,108,459
Rosetta Resources, Inc. *	94,400	4,521,760
		18,290,591
PACKAGED FOODS & MEATS—1.9%
B&G Foods, Inc.	123,200	3,734,192
Hain Celestial Group, Inc. *	77,750	4,898,250
		8,632,442
PHARMACEUTICALS—1.2%
Questcor Pharmaceuticals, Inc. *	61,800	1,143,300
Salix Pharmaceuticals Ltd. *	53,100	2,248,254
ViroPharma, Inc. *	66,500	2,009,630
		5,401,184
PRECIOUS METALS & MINERALS—0.4%
Hecla Mining Co.	274,000	1,794,700

RAILROADS—1.2%
Genesee & Wyoming, Inc., Cl. A*	82,000	5,482,520

REAL ESTATE SERVICES—1.1%
Jones Lang LaSalle, Inc.	61,800	4,718,430

REGIONAL BANKS—1.5%
SVB Financial Group *	57,000	3,446,220
Texas Capital Bancshares, Inc. *	61,900	3,077,049
		6,523,269

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESEARCH & CONSULTING SERVICES—0.9%
CoStar Group, Inc.*	47,600	$3,881,304

RESTAURANTS—1.9%
Cheesecake Factory, Inc., /The	102,000	3,646,500
Domino’s Pizza, Inc.	129,100	4,867,070
		8,513,570
SEMICONDUCTORS—2.8%
Applied Micro Circuits Corporation *	231,200	1,169,872
Cavium Networks, Inc. *	91,000	3,033,030
Cypress Semiconductor Corp.	207,300	2,222,256
Freescale Semiconductor Holdings Ltd. *	240,000	2,282,400
Microsemi Corp. *	191,400	3,841,398
		12,548,956
SPECIALIZED CONSUMER SERVICES—0.4%
Sotheby’s	56,000	1,764,000

SPECIALTY CHEMICALS—2.6%
Cytec Industries, Inc.	49,800	3,262,896
PolyOne Corp.	285,400	4,729,078
Rockwood Holdings, Inc.	75,700	3,527,620
		11,519,594
SPECIALTY STORES—2.1%
Five Below, Inc.	109,800	4,290,984
Vitamin Shoppe, Inc. *	85,900	5,009,688
		9,300,672
SYSTEMS SOFTWARE—1.2%
CommVault Systems, Inc.*	92,400	5,423,880

THRIFTS & MORTGAGE FINANCE—0.7%
Northwest Bancshares, Inc.	263,200	3,218,936

TRADING COMPANIES & DISTRIBUTORS—1.7%
United Rentals, Inc. *	122,100	3,993,891
Watsco, Inc.	47,300	3,584,867
		7,578,758
TRUCKING—0.7%
Avis Budget Group, Inc.*	207,200	3,186,736

TOTAL COMMON STOCKS (Cost $352,747,295)		407,282,466

MASTER LIMITED PARTNERSHIP —0.6%
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
Fortress Investment Group LLC, Cl. A	635,500	2,808,910

TOTAL MASTER LIMITED PARTNERSHIP (Cost $3,272,000)		2,808,910

REITs—4.6%
MORTGAGE REITS—1.6%
Capstead Mortgage Corp.	219,400	2,959,706
Two Harbors Investment Corp.	387,200	4,549,600
		7,509,306
RESIDENTIAL REITS—1.4%
American Campus Communities, Inc.	78,300	3,435,804
Home Properties, Inc.	44,800	2,744,896
		6,180,700
SPECIALIZED REITS—1.6%
Extra Space Storage, Inc.	109,900	3,654,175

	SHARES	VALUE
SPECIALIZED REITS—(CONT.)
LaSalle Hotel Properties	130,200	$3,475,038
		7,129,213
TOTAL REITs (Cost $19,323,681)		20,819,219

Total Investments (Cost $375,342,976)(a)	96.6%	430,910,595
Other Assets in Excess of Liabilities	3.4	15,228,971

NET ASSETS	100.0%	$446,139,566

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $375,821,816, amounted to $55,088,779 which consisted of aggregate gross unrealized appreciation of $69,086,036 and aggregate gross unrealized depreciation of $13,997,257.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2012

	SHARES	VALUE
COMMON STOCKS—96.1%
AEROSPACE & DEFENSE—3.0%
Boeing Co., /The	5,050	$351,580
General Dynamics Corp.	4,950	327,294
Honeywell International, Inc.	4,250	253,938
		932,812
AIR FREIGHT & LOGISTICS—0.6%
United Parcel Service, Inc., Cl. B	2,850	203,975

ASSET MANAGEMENT & CUSTODY BANKS—1.4%
BlackRock, Inc.	2,250	401,174

CABLE & SATELLITE—0.7%
Time Warner Cable, Inc.	2,200	209,132

COMMUNICATIONS EQUIPMENT—3.1%
Cisco Systems, Inc.	19,750	377,028
QUALCOMM, Inc.	9,750	609,277
		986,305
COMPUTER HARDWARE—5.3%
Apple, Inc.	2,550	1,701,512

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
Caterpillar, Inc.	1,850	159,174
Volvo AB #	12,200	172,142
		331,316
DIVERSIFIED BANKS—1.3%
Wells Fargo & Co.	12,400	428,172

DIVERSIFIED CHEMICALS—0.9%
Dow Chemical Co., /The	4,700	136,112
EI Du Pont de Nemours & Co.	3,050	153,324
		289,436
DIVERSIFIED METALS & MINING—0.7%
Southern Copper Corp.	6,544	224,852

DRUG RETAIL—1.0%
CVS Caremark Corp.	6,650	321,993

ELECTRIC UTILITIES—1.2%
Southern Co., /The	8,300	382,547

ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Emerson Electric Co.	4,150	200,321

FERTILIZERS & AGRICULTURAL CHEMICALS—0.8%
Monsanto Co.	2,750	250,305

FOOTWEAR—0.5%
NIKE, Inc., Cl. B	1,550	147,111

GENERAL MERCHANDISE STORES—1.2%
Target Corp.	5,900	374,473

GOLD—0.8%
Newmont Mining Corp.	4,450	249,245

HEALTH CARE EQUIPMENT—1.1%
Medtronic, Inc.	8,500	366,520

HOME IMPROVEMENT RETAIL—1.5%
Home Depot, Inc., /The	7,900	476,923

HOUSEHOLD PRODUCTS—2.1%
Procter & Gamble Co., /The	9,716	673,902

HYPERMARKETS & SUPER CENTERS—1.8%
Wal-Mart Stores, Inc.	7,800	575,640

INDUSTRIAL CONGLOMERATES—3.0%
General Electric Co.	30,450	691,519
Tyco International Ltd.	4,300	241,918
		933,437
INDUSTRIAL GASES—0.8%
Air Products & Chemicals, Inc.	3,250	268,775

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INDUSTRIAL MACHINERY—1.1%
Eaton Corp.	3,900	$184,314
Stanley Black & Decker, Inc.	2,200	167,750
		352,064
INTEGRATED OIL & GAS—6.9%
Chevron Corp.	5,550	646,908
Exxon Mobil Corp.	9,200	841,340
Royal Dutch Shell PLC #	10,050	697,571
		2,185,819
INTEGRATED TELECOMMUNICATION SERVICES—3.6%
AT&T, Inc.	11,800	444,860
Verizon Communications, Inc.	15,200	692,664
		1,137,524
INTERNET SOFTWARE & SERVICES—1.7%
Google, Inc., Cl. A*	700	528,150

IT CONSULTING & OTHER SERVICES—3.7%
Accenture Ltd.	6,150	430,685
International Business Machines Corp.	3,600	746,819
		1,177,504
LEISURE FACILITIES—0.6%
Six Flags Entertainment Corp.	3,350	196,980

LIFE & HEALTH INSURANCE—0.8%
Prudential Financial, Inc.	4,800	261,648

MANAGED HEALTH CARE—1.2%
UnitedHealth Group, Inc.	6,650	368,477

MORTGAGE REITS—1.6%
American Capital Agency Corp.	14,950	517,121

MOVIES & ENTERTAINMENT—1.6%
Viacom, Inc., Cl. B	9,500	509,105

MULTI-UTILITIES—1.8%
Consolidated Edison, Inc.	4,550	272,500
Public Service Enterprise Group, Inc.	9,400	302,492
		574,992
OFFICE REITS—0.7%
Digital Realty Trust, Inc.	3,150	220,028

OIL & GAS EQUIPMENT & SERVICES—0.7%
Halliburton Company	7,000	235,830

OIL & GAS EXPLORATION & PRODUCTION—1.7%
ConocoPhillips	9,700	554,646

OIL & GAS REFINING & MARKETING—0.8%
Phillips 66	5,600	259,672

OTHER DIVERSIFIED FINANCIAL SERVICES—1.7%
JPMorgan Chase & Co.	13,750	556,600

PACKAGED FOODS & MEATS—1.1%
Kraft Foods, Inc., Cl. A*	8,317	343,908

PAPER PRODUCTS—1.1%
International Paper Co.	9,600	348,671

PHARMACEUTICALS—7.8%
Bristol-Myers Squibb Co.	18,100	610,875
Eli Lilly & Co.	3,550	168,306
Johnson & Johnson	10,900	751,118
Pfizer, Inc.	26,900	668,465
Roche Holding AG #	5,850	274,892
		2,473,656
RAILROADS—1.3%
CSX Corp.	20,650	428,488

REGIONAL BANKS—0.6%
M&T Bank Corp.	2,100	199,836

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—1.8%
Darden Restaurants, Inc.	4,000	$223,000
McDonald’s Corp.	4,200	385,350
		608,350
RETAIL REITS—0.9%
Simon Property Group, Inc.	1,950	296,030

SEMICONDUCTORS—1.7%
Maxim Integrated Products, Inc.	11,250	299,475
Xilinx, Inc.	7,150	238,882
		538,357
SOFT DRINKS—4.3%
Coca-Cola Co., /The	15,700	595,501
PepsiCo, Inc.	11,000	778,469
		1,373,970
SPECIALIZED FINANCE—1.7%
CME Group, Inc.	5,180	296,814
NYSE Euronext	10,600	261,290
		558,104
SPECIALIZED REITS—2.1%
Health Care REIT, Inc.	5,000	288,750
Plum Creek Timber Co., Inc.	7,850	344,143
		632,893
SPECIALTY CHEMICALS—1.1%
LyondellBasell Industries NV	6,700	346,122

SPECIALTY STORES—0.6%
Tiffany & Co.	2,950	182,546

SYSTEMS SOFTWARE—1.4%
Microsoft Corp.	15,500	461,590

TOBACCO—3.5%
Altria Group, Inc.	14,650	489,164
Philip Morris International, Inc.	6,850	616,088
		1,105,252
WIRELESS TELECOMMUNICATION SERVICES—0.5%
Vodafone Group PLC#	5,550	158,147

TOTAL COMMON STOCKS (Cost $26,383,934)		30,621,958

MASTER LIMITED PARTNERSHIP —1.1%
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Carlyle Group LP, /The	6,250	164,000
KKR & Co., LP	13,500	203,985
		367,985
TOTAL MASTER LIMITED PARTNERSHIP (Cost $369,300)		367,985

Total Investments (Cost $26,753,234)(a)	97.2%	30,989,943
Other Assets in Excess of Liabilities	2.8	905,510

NET ASSETS	100.0%	$31,895,453

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,776,098, amounted to $4,213,845 which consisted of aggregate gross unrealized appreciation of $4,822,035 and aggregate gross unrealized depreciation of $608,190.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER BALANCED PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2012

	SHARES	VALUE
COMMON STOCKS—59.0%
AEROSPACE & DEFENSE—2.2%
Boeing Co., /The	7,600	$529,112
Precision Castparts Corp.	6,800	1,110,712
United Technologies Corp.	7,600	595,004
		2,234,828
AIR FREIGHT & LOGISTICS—0.4%
United Parcel Service, Inc., Cl. B	5,300	379,321

APPAREL ACCESSORIES & LUXURY GOODS—0.3%
Ralph Lauren Corp.	2,000	302,460

APPAREL RETAIL—0.8%
Inditex SA	2,900	360,134
Limited Brands, Inc.	9,200	453,192
		813,326
APPLICATION SOFTWARE—2.3%
Cadence Design Systems, Inc. *	45,200	581,498
Citrix Systems, Inc. *	5,500	421,135
Informatica Corp. *	16,900	588,289
Intuit, Inc.	3,100	182,528
Salesforce.com, Inc. *	3,100	473,339
		2,246,789
AUTO PARTS & EQUIPMENT—0.6%
Delphi Automotive PLC*	19,000	589,000

BROADCASTING & CABLE TV—1.3%
CBS Corp., Cl. B	18,900	686,637
Discovery Communications, Inc., Series A *	9,300	554,559
		1,241,196
COMMUNICATIONS EQUIPMENT—1.8%
Cisco Systems, Inc.	17,500	334,075
QUALCOMM, Inc.	23,500	1,468,515
		1,802,590
COMPUTER HARDWARE—7.0%
Apple, Inc.	8,700	5,805,161
Teradata Corp. *	12,900	972,789
		6,777,950
COMPUTER STORAGE & PERIPHERALS—0.9%
EMC Corp.*	34,100	929,907

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.2%
Deere & Co.	7,100	585,679
Volvo AB #	42,800	603,908
		1,189,587
CONSUMER FINANCE—1.1%
American Express Co.	6,900	392,334
Capital One Financial Corp.	13,100	746,831
		1,139,165
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Mastercard, Inc.	2,000	902,960

ENVIRONMENTAL & FACILITIES SERVICES—0.7%
Stericycle, Inc.*	7,600	687,952

FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
CF Industries Holdings, Inc.	1,500	333,360

GENERAL MERCHANDISE STORES—2.0%
Dollar General Corp. *	20,800	1,072,032
Target Corp.	15,000	952,050
		2,024,082
HEALTH CARE DISTRIBUTORS—1.2%
AmerisourceBergen Corp., Cl. A	15,400	596,134
Cardinal Health, Inc.	14,800	576,756
		1,172,890
HEALTH CARE EQUIPMENT—0.4%
Covidien PLC	6,600	392,172

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE FACILITIES—0.7%
HCA Holdings, Inc.	19,900	$661,675

HEALTH CARE SERVICES—1.5%
Express Scripts, Inc.*	23,500	1,472,745

HOMEBUILDING—0.8%
Lennar Corp., Cl. A	21,800	757,986

HOUSEHOLD PRODUCTS—0.9%
Procter & Gamble Co., /The	12,600	873,936

INDUSTRIAL MACHINERY—1.9%
Pall Corp.	16,100	1,022,189
SPX Corp.	12,500	817,625
		1,839,814
INTEGRATED TELECOMMUNICATION SERVICES—1.2%
Verizon Communications, Inc.	26,600	1,212,162

INTERNET RETAIL—1.5%
Amazon.com, Inc.*	5,700	1,449,624

INTERNET SOFTWARE & SERVICES—3.4%
eBay, Inc. *	23,950	1,159,420
Google, Inc., Cl. A *	2,700	2,037,150
		3,196,570
IT CONSULTING & OTHER SERVICES—2.3%
Cognizant Technology Solutions Corp., Cl. A *	6,400	447,488
International Business Machines Corp.	8,500	1,763,325
		2,210,813
LEISURE PRODUCTS—0.5%
Coach, Inc.	9,400	526,588

LIFE & HEALTH INSURANCE—0.6%
Prudential Financial, Inc.	10,300	561,453

MANAGED HEALTH CARE—0.6%
Cigna Corp.	6,600	311,322
UnitedHealth Group, Inc.	4,900	271,509
		582,831
MOTORCYCLE MANUFACTURERS—0.5%
Harley-Davidson, Inc.	12,300	521,151

MOVIES & ENTERTAINMENT—1.3%
News Corp., Cl. A	24,900	610,797
Walt Disney Co., /The	11,800	616,904
		1,227,701
OIL & GAS EQUIPMENT & SERVICES—1.6%
Cameron International Corp. *	11,100	622,377
Halliburton Company	16,700	562,623
National Oilwell Varco, Inc.	4,200	336,462
		1,521,462
OIL & GAS EXPLORATION & PRODUCTION—1.6%
Anadarko Petroleum Corp.	12,300	860,016
Pioneer Natural Resources Co.	6,900	720,360
		1,580,376
OIL & GAS REFINING & MARKETING—0.2%
Phillips 66	4,800	222,576

PAPER PRODUCTS—0.2%
International Paper Co.	4,300	156,176

PHARMACEUTICALS—4.4%
Bristol-Myers Squibb Co.	16,900	570,375
Eli Lilly & Co.	13,500	640,035
Johnson & Johnson	20,100	1,385,091
Pfizer, Inc.	41,720	1,036,742
Watson Pharmaceuticals, Inc. *	8,700	740,892
		4,373,135

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RAILROADS—0.7%
CSX Corp.	31,300	$649,475

RESEARCH & CONSULTING SERVICES—0.5%
Verisk Analytics, Inc., Cl. A*	9,700	461,817

RESIDENTIAL REITS—0.9%
American Campus Communities, Inc.	6,200	272,056
AvalonBay Communities, Inc.	2,900	394,371
Camden Property Trust	4,000	257,960
		924,387
RESTAURANTS—1.0%
Starbucks Corp.	7,900	400,925
Yum! Brands, Inc.	8,500	563,890
		964,815
SEMICONDUCTOR EQUIPMENT—1.4%
ASML Holding NV#	25,900	1,390,312

SEMICONDUCTORS—0.6%
Broadcom Corp., Cl. A	17,700	612,066

SOFT DRINKS—0.9%
PepsiCo, Inc.	12,800	905,856

SPECIALIZED FINANCE—0.5%
IntercontinentalExchange, Inc.*	3,600	480,276

SPECIALIZED REITS—0.9%
American Tower Corp., Cl. A	8,000	571,120
Extra Space Storage, Inc.	8,900	295,925
		867,045
SPECIALTY CHEMICALS—0.5%
Celanese Corp.	8,000	303,280
Rockwood Holdings, Inc.	3,100	144,460
		447,740
TOTAL COMMON STOCKS (Cost $51,240,532)		57,812,098

MASTER LIMITED PARTNERSHIP —0.5%
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
KKR & Co., LP	30,200	456,322

TOTAL MASTER LIMITED PARTNERSHIP (Cost $436,051)		456,322

	PRINCIPAL AMOUNT
CORPORATE BONDS—32.7%
AGRICULTURAL PRODUCTS—1.2%
Cargill, Inc., 6.00%, 11/27/17(L2)(a)	1,000,000	1,212,414

COMMUNICATIONS EQUIPMENT—1.5%
Cisco Systems, Inc., 5.50%, 2/22/16(L2)	1,250,000	1,452,843

COMPUTER HARDWARE—4.0%
Dell, Inc., 3.10%, 4/1/16(L2)	1,750,000	1,861,241
Hewlett-Packard Co., 4.38%, 9/15/21(L2)	2,000,000	2,052,587
		3,913,828
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.8%
John Deere Capital Corp., 2.75%, 3/15/22(L2)	1,750,000	1,805,694

DIVERSIFIED BANKS—2.4%
Wachovia Corp., 5.75%, 2/1/18(L2)	2,000,000	2,418,006

HEALTH CARE EQUIPMENT—2.4%
Baxter International, Inc., 5.90%, 9/1/16(L2)	2,000,000	2,388,810

INDUSTRIAL CONGLOMERATES—2.5%
General Electric Capital Corp., 6.00%, 8/7/19(L2)	2,000,000	2,436,092

INTEGRATED OIL & GAS—2.4%
Total Capital SA, 4.45%, 6/24/20(L2)	2,000,000	2,326,062

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—(CONT.)
INTEGRATED TELECOMMUNICATION SERVICES—4.1%
AT&T, Inc., 2.50%, 8/15/15(L2)	$2,000,000	$2,102,980
Verizon Communications, Inc., 2.00%, 11/1/16(L2)	1,800,000	1,883,747
		3,986,727
INVESTMENT BANKING & BROKERAGE—2.4%
Goldman Sachs Group, Inc., /The, 5.95%, 1/18/18(L2)	2,000,000	2,325,174

IT CONSULTING & OTHER SERVICES—1.6%
International Business Machines Corp., 1.95%, 7/22/16(L2)	1,525,000	1,594,236

OTHER DIVERSIFIED FINANCIAL SERVICES—2.2%
JPMorgan Chase & Co., 3.45%, 3/1/16(L2)	2,000,000	2,134,224

PACKAGED FOODS & MEATS—2.1%
Campbell Soup Co., 2.50%, 8/2/22(L2)	2,000,000	2,003,088

PHARMACEUTICALS—2.1%
Abbott Laboratories, 5.88%, 5/15/16(L2)	1,725,000	2,033,944

TOTAL CORPORATE BONDS (Cost $31,647,691)		32,031,142

U.S. TREASURY OBLIGATIONS —6.5%
1.50%, 12/31/13 (L2)	1,000,000	1,016,250
4.75%, 5/15/14 (L2)	2,052,000	2,202,455
4.25%, 11/15/14 (L2)	1,900,000	2,060,313
4.50%, 2/15/16 (L2)	940,000	1,070,278

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,214,793)		6,349,296

Total Investments (Cost $89,539,067)(b)	98.7%	96,648,858
Other Assets in Excess of Liabilities	1.3	1,321,333

NET ASSETS	100.0%	$97,970,191

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 1.2% of the net assets of the Fund.

(b)

At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $89,563,651, amounted to $7,085,207 which consisted of aggregate gross unrealized appreciation of $8,476,452 and aggregate gross unrealized depreciation of $1,391,245.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS|

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing seven series of shares of beneficial interest: the Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). The Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. The Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.  On December 13, 2011, the Board of Trustees approved the liquidation of the Alger Small Cap Growth Portfolio Class S shares effective February 17, 2012.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio offer Class I-2 shares and Class S shares; Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio offer only Class I-2 shares.  Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees. Investments of the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

•                  Level 1 —  quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The Portfolios’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events.  Inputs for Level 3 include unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

The Committee meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Portfolios will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Portfolios may also purchase put and call options. Each Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk of loss associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Portfolio’s Schedule of Investments.  The following is a summary of the inputs used as of September 30, 2012 in valuing the Portfolios’ investments carried at fair value on a recurring basis.  Based upon the nature, characteristics, and risks associated with its investments, the Portfolios have determined that presenting them by security type and sector is appropriate.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$70,479,649	$70,479,649	—	—
Consumer Staples	25,907,486	25,907,486	—	—
Energy	15,288,494	15,288,494	—	—
Financials	32,536,641	32,536,641	—	—
Health Care	43,828,496	43,828,496	—	—
Industrials	46,082,472	46,082,472	—	—
Information Technology	108,911,320	108,911,320	—	—
Materials	12,271,386	12,271,386	—	—
Telecommunication Services	9,060,750	9,060,750	—	—
TOTAL COMMON STOCKS	$364,366,694	$364,366,694	—	—
MASTER LIMITED PARTNERSHIP
Financials	$1,296,256	$1,296,256	—	—
TOTAL INVESTMENTS IN SECURITIES	$365,662,950	$365,662,950	—	—

Alger Large Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$54,771,620	$54,771,620	—	—
Consumer Staples	7,515,792	7,515,792	—	—
Energy	17,497,111	17,497,111	—	—
Financials	19,200,138	19,200,138	—	—
Health Care	44,974,118	44,974,118	—	—
Industrials	37,792,199	37,792,199	—	—
Information Technology	107,776,163	107,776,163	—	—
Materials	4,165,161	4,165,161	—	—
Telecommunication Services	6,398,028	6,398,028	—	—
TOTAL COMMON STOCKS	$300,090,330	$300,090,330	—	—
MASTER LIMITED PARTNERSHIP
Financials	$2,408,534	$2,408,534	—	—
TOTAL INVESTMENTS IN SECURITIES	$302,498,864	$302,498,864	—	—

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$28,840,477	$28,840,477	—	—
Consumer Staples	6,816,094	6,816,094	—	—
Energy	8,954,478	8,954,478	—	—
Financials	12,819,141	12,819,141	—	—
Health Care	16,451,422	16,451,422	—	—
Industrials	16,218,053	16,218,053	—	—
Information Technology	23,866,534	23,866,534	—	—
Materials	7,846,937	7,846,937	—	—
Telecommunication Services	3,697,014	3,697,014	—	—
Utilities	1,413,346	1,413,346	—	—
TOTAL COMMON STOCKS	$126,923,496	$126,923,496	—	—
PURCHASED OPTIONS
Exchange Traded Funds	$217,085	$217,085	—	—
MASTER LIMITED PARTNERSHIP
Financials	$1,913,586	$1,913,586	—	—
TOTAL INVESTMENTS IN SECURITIES	$129,054,167	$129,054,167	—	—
SECURITIES SOLD SHORT
OPTIONS WRITTEN
Energy	$73,381	$73,381	—	—
Exchange Traded Funds	$21,600	$21,600	—	—
Industrials	5,750	5,750	—	—
TOTAL OPTIONS WRITTEN	$100,731	$100,731	—	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger SMid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$10,701,859	$10,701,859	—	—
Consumer Staples	2,349,919	2,349,919	—	—
Energy	2,562,940	2,562,940	—	—
Financials	6,236,423	6,236,423	—	—
Health Care	8,972,228	8,972,228	—	—
Industrials	11,278,067	11,278,067	—	—
Information Technology	12,625,044	12,625,044	—	—
Materials	2,949,019	2,949,019	—	—
Telecommunication Services	1,132,855	1,132,855	—	—
Utilities	722,545	722,545	—	—
TOTAL COMMON STOCKS	$59,530,899	$59,530,899	—	—
MASTER LIMITED PARTNERSHIP
Financials	$490,921	$490,921	—	—
TOTAL INVESTMENTS IN SECURITIES	$60,021,820	$60,021,820	—	—

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$83,897,992	$83,897,992	—	—
Consumer Staples	17,126,813	17,126,813	—	—
Energy	25,148,283	25,148,283	—	—
Financials	38,185,576	38,185,576	—	—
Health Care	75,038,450	75,038,450	—	—
Industrials	68,061,942	68,061,942	—	—
Information Technology	93,833,273	93,833,273	—	—
Materials	19,108,082	19,108,082	—	—
Telecommunication Services	2,395,558	2,395,558	—	—
Utilities	5,305,716	5,305,716	—	—
TOTAL COMMON STOCKS	$428,101,685	$428,101,685	—	—
MASTER LIMITED PARTNERSHIP
Financials	$2,808,910	$2,808,910	—	—
TOTAL INVESTMENTS IN SECURITIES	$430,910,595	$430,910,595	—	—

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,704,620	$2,704,620	—	—
Consumer Staples	4,394,665	4,394,665	—	—
Energy	3,235,967	3,235,967	—	—
Financials	4,071,606	4,071,606	—	—
Health Care	3,208,653	3,208,653	—	—
Industrials	3,382,413	3,382,413	—	—
Information Technology	5,393,418	5,393,418	—	—
Materials	1,977,406	1,977,406	—	—
Telecommunication Services	1,295,671	1,295,671	—	—
Utilities	957,539	957,539	—	—
TOTAL COMMON STOCKS	$30,621,958	$30,621,958	—	—
MASTER LIMITED PARTNERSHIP
Financials	$367,985	$367,985	—	—
TOTAL INVESTMENTS IN SECURITIES	$30,989,943	$30,989,943	—	—

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$10,417,929	$10,417,929	—	—
Consumer Staples	1,779,792	1,779,792	—	—
Energy	3,324,414	3,324,414	—	—
Financials	3,972,326	3,972,326	—	—
Health Care	8,655,448	8,655,448	—	—
Industrials	7,442,794	7,442,794	—	—
Information Technology	20,069,957	20,069,957	—	—
Materials	937,276	937,276	—	—
Telecommunication Services	1,212,162	1,212,162	—	—
TOTAL COMMON STOCKS	$57,812,098	$57,812,098	—	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
CORPORATE BONDS
Consumer Staples	$3,215,502	—	$3,215,502	—
Energy	2,326,062	—	2,326,062	—
Financials	6,877,404	—	6,877,404	—
Health Care	4,422,754	—	4,422,754	—
Industrials	4,241,786	—	4,241,786	—
Information Technology	6,960,907	—	6,960,907	—
Telecommunication Services	3,986,727	—	3,986,727	—
TOTAL CORPORATE BONDS	$32,031,142	—	$32,031,142	—
U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
U.S. Treasury Notes	$6,349,296	—	$6,349,296	—
MASTER LIMITED PARTNERSHIP
Financials	$456,322	$456,322	—	—
TOTAL INVESTMENTS IN SECURITIES	$96,648,858	$58,268,420	$38,380,438	—

For the three months ended September 30, 2012, the Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, and Alger Balanced Portfolio transferred securities totaling $737,970, $1,912,434, $4,646,910, and $360,134, respectively, from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices. The Portfolios recorded these transfers because the volatility in the S&P 500 futures contracts between the close of the foreign and US markets failed to exceed an approved threshold, and the lockup period for a restricted security expired.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Portfolios may enter into forward currency contracts. Additionally, each Portfolio may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Portfolio could be exposed to foreign currency fluctuations.

Options—The Portfolios seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Portfolios invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Portfolios purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Portfolios purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Portfolios will write covered call and cash secured put options to generate cash flows while reducing the volatility of the portfolio.  The cash flows may be an important source of the Portfolios’ return, although written call options may reduce the Portfolios’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Portfolios with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.  During the three months ended September 30, 2012, written equity and index put options were used in accordance with this objective.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The fair values of derivative instruments as of September 30, 2012 are as follows:

Alger Mid Cap Growth Portfolio

	ASSET DERIVATIVES 2012		LIABILITY DERIVATIVES 2012
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in securities, at value	$216,545		—
Purchased Call Options	Investments in securities, at value	540		—
Written Put Options	—	—	Written options outstanding, at value	$39,965
Written Call Options	—	—	Written options outstanding, at value	61,036
Total	—	$217,085		$100,731

For the three months ended September 30, 2012, the Alger Mid Cap Growth Portfolio had option purchases of $445,375 and option sales of $634,425. The effect of derivative instruments on the statement of operations for the three months ended September 30, 2012 is as follows:

Net realized gain on investments and options

Alger Mid Cap Growth Portfolio

Derivatives not accounted for as hedging instruments	Options
Purchased Call Options	$(15,195)
Purchased Put Options	(91,065)
Written Call Options	119,495
Written Put Options	281,498
Total	$294,733

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Portfolio

Derivatives not accounted for as hedging instruments under Statement 133	Options
Purchased Options	$85,521
Written Options	12,937
Total	$98,458

NOTE 11 — Recent Accounting Pronouncements:

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which provides guidance regarding balance sheet offsetting disclosures.  The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS.  The new guidance is effective for annual reporting periods beginning on or after January 1, 2013. The Fund does not believe that this will have a material impact on the financial statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: November 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: November 13, 2012

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: November 13, 2012